Convertible loan notes - Summary of Interest-bearing Loans and Borrowings (Detail) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Novartis Loan Note	£ 4,094	£ 3,771
Loan Notes – private placement	11,858	10,613
Total	15,952	14,384
Current	£ 15,952
Non-current		£ 14,384